Income Tax Expenses - Summary of Movement In Deferred Tax Balance (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Movement in deferred tax balance [line items]
Beginning balance		$ 3,684
Beginning balance		2,574
Ending balance	$ 3,684	4,217
Ending balance	2,574	2,938
Movement in deferred tax liabilities
Movement in deferred tax balance [line items]
Beginning balance			$ 2,342
Beginning balance	4,432	3,684
Recognized in profit or loss	(775)	533	(1,081)
Effect of movement in exchange rates	27		(10)
Ending balance			1,251
Ending balance	3,684	4,217
Movement in deferred tax assets
Movement in deferred tax balance [line items]
Beginning balance			9,027
Beginning balance	3,237	2,574
Recognized in profit or loss	(603)	364	(4,735)
Deferred tax asset allowances			(1,031)
Effect of movement in exchange rates	(60)		(24)
Ending balance			$ 3,237
Ending balance	$ 2,574	$ 2,938